                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6537

            Van Kampen Trust For Investment Grade New York Municipals
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
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               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   10/31

Date of reporting period:   7/31/04
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VAN KAMPEN TRUST FOR INVESTMENT GRADE NEW YORK MUNICIPALS

PORTFOLIO OF INVESTMENTS JULY 31, 2004 (UNAUDITED)

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

PAR
AMOUNT
(000)            DESCRIPTION                                                             COUPON        MATURITY           VALUE
         MUNICIPAL BONDS    156.2%
         NEW YORK    147.3%
$ 1,000   Amherst, NY Indl Dev Agy Civic Fac Rev UBF Fac Student Hsg Ser
          B (AMBAC Insd)                                                                 5.750%        08/01/30        $ 1,079,000
  1,250   Erie Cnty, NY Indl Dev Agy Sch Fac Rev City of Buffalo Proj (FSA Insd)         5.750         05/01/23          1,377,775
  2,000   Erie Cnty, NY Pub Impt Ser A (FGIC Insd)                                       5.250         03/15/20          2,140,820
  1,000   Erie Cnty, NY Pub Impt Ser C (AMBAC Insd)                                      5.500         07/01/29          1,057,080
  1,610   Grand Central NY Dist Mgt Assn NY Cap Impt Business Impt & Rfdg                5.000         01/01/16          1,706,085
  1,110   Islip NY Res Recovery 1985 Fac Ser E (AMT) (FSA Insd)                          5.750         07/01/18          1,213,596
  3,020   Long Island Pwr Auth NY Elec Sys Rev Cap Apprec (FSA Insd)                         *         06/01/19          1,521,416
  1,500   Long Island Pwr Auth NY Elec Sys Rev Gen Ser C                                 5.500         09/01/21          1,592,970
  1,000   Metropolitan Trans Auth NY Rev Ser A Rfdg (AMBAC Insd)                         5.500         11/15/19          1,098,320
  1,500   Metropolitan Trans Auth NY Svc Contract Ser A Rfdg                             5.125         01/01/29          1,505,745
  1,000   Metropolitan Trans Auth NY Svc Contract Ser B (MBIA Insd)                      5.500         07/01/14          1,129,660
  1,000   Nassau Cnty, NY Interim Fin Auth Sales Tax Secd Ser A (AMBAC Insd)             5.000         11/15/18          1,056,620
  2,000   Nassau Cnty, NY Interim Fin Auth Sales Tax Secd Ser A (Prerefunded @
          11/15/10)                                                                      5.750         11/15/15          2,284,780
    730   Nassau Cnty, NY Interim Fin Auth Sales Tax Secd Ser A1 (AMBAC Insd)            5.375         11/15/15            798,204
  1,770   Nassau Cnty, NY Interim Fin Auth Sales Tax Secd Ser A1
          (Prerefunded @ 11/15/11) (AMBAC Insd)                                          5.375         11/15/15          1,992,896
  1,585   Nassau Cnty, NY Interim Fin Auth Sales Tax Secd Ser B Rfdg (AMBAC Insd)        5.000         11/15/17          1,684,760
    955   New York City Hsg Dev Corp Multi-Family Hsg Rev Ser A (AMT)                    5.850         11/01/20          1,000,067
  1,000   New York City Indl Dev Agy Civic Fac Rev New York Inst of Technology
          Proj (MBIA Insd)                                                               5.250         03/01/18          1,073,880
  1,000   New York City Indl Dev Agy Pkg Royal Charter-NY Presbyterian (FSA Insd)        5.250         12/15/11          1,110,030
  2,000   New York City Indl Dev Agy Spl Fac Rev Terminal One Group Assn Proj (AMT)      6.000         01/01/15          2,050,020
  1,000   New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev                              5.500         06/15/33          1,041,410
  3,900   New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev Ser B (FSA Insd)             5.250         06/15/29          3,952,221
  1,325   New York City Muni Wtr Fin Ser B                                               6.000         06/15/33          1,505,743
  2,175   New York City Muni Wtr Fin Ser B (Prerefunded @ 06/15/10)                      6.000         06/15/33          2,520,455
  1,250   New York City Ser K                                                            5.625         08/01/13          1,343,988
  1,500   New York City Transitional Fin Auth Rev Future Tax Secd Ser C (AMBAC Insd)     5.250         08/01/21          1,589,895
  3,500   New York City Transitional Fin Auth Rev Future Tax Secd Ser D (MBIA Insd)      5.250         02/01/19          3,748,850
  1,330   New York St Dorm Auth Lease Rev Court Fac Ser A                                5.375         05/15/22          1,395,409
  1,000   New York St Dorm Auth Lease Rev Master Boces Proj Ser A (FSA Insd)             5.250         08/15/17          1,075,650
  2,250   New York St Dorm Auth Lease Rev Muni Hlth Fac Impt Pgm Ser 1 (FSA Insd)        5.500         01/15/13          2,478,308
  1,040   New York St Dorm Auth Lease Rev St Univ Dorm Fac                               5.375         07/01/16          1,123,387
  2,500   New York St Dorm Auth Rev Grace Manor Hlthcare Fac                             6.150         07/01/18          2,715,450
  1,000   New York St Dorm Auth Rev Hosp (MBIA Insd)                                     5.000         08/01/33          1,000,390

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

 1,340   New York St Dorm Auth Rev Insd Brooklyn Law Sch Ser B (XLCA Insd)              5.375         07/01/23          1,433,947
 1,000   New York St Dorm Auth Rev Mem Sloan-Kettering Ctr Ser 1 (MBIA Insd)            5.000         07/01/20          1,037,480
 1,210   New York St Dorm Auth Rev Mental Hlth Svc B (MBIA Insd)                        5.250         08/15/31          1,227,388
 2,340   New York St Dorm Auth Rev Mental Hlth Svc Fac Impt Ser D (FSA Insd)            5.750         08/15/12          2,605,309
 1,000   New York St Dorm Auth Rev Sch Dist Fin Pgm Ser I (MBIA Insd)                   5.750         10/01/18          1,128,000
 1,000   New York St Dorm Auth Rev Second Hosp North Gen Hosp Rfdg                      5.750         02/15/18          1,101,590
 1,000   New York St Dorm Auth Rev St Personal Income Tax Ed Ser A                      5.000         03/15/32            991,800
 1,000   New York St Dorm Auth Rev St Univ Ed Fac 1989 Res (MBIA Insd)                  6.000         05/15/15          1,137,310
 1,000   New York St Dorm Auth Rev St Univ Ed Fac Ser A (MBIA Insd)                     5.250         05/15/15          1,101,710
 5,010   New York St Dorm Auth Rev St Univ Ed Fac Ser B Rfdg                            5.250         05/15/19          5,454,838
 1,365   New York St Energy Resh & Dev Auth Gas Fac Rev Brooklyn Union
         Gas Ser B (AMT) (MBIA Insd)                                                    6.750         02/01/24          1,384,165
 4,000   New York St Energy Resh & Dev Auth Gas Fac Rev Brooklyn Union
         Gas Ser C (AMT) (Insd)                                                         5.600         06/01/25          4,062,520
 2,000   New York St Environmental Fac Corp St Clean Wtr & Drinking
         Revolving Fd Ser B                                                             5.000         06/15/21          2,077,020
 1,640   New York St Environmental Fac Corp St Clean Wtr & Drinking
         Revolving Fds Pooled Fin Pgm I                                                 5.250         09/15/19          1,759,179
 3,500   New York St Hsg Fin Agy Rev Multi-Family Hsg Secd Mtg Pgm Ser A (AMT)          7.050         08/15/24          3,504,550
 1,770   New York St Hsg Fin Agy St Personal Income Tax Rev Econ Dev &
         Hsg Ser A (MBIA Insd)                                                          5.250         03/15/15          1,926,592
 3,000   New York St Loc Govt Assistance Corp Ser E Rfdg                                6.000         04/01/14          3,470,010
 1,050   New York St Med Care Fac Fin Agy Rev Saint Peter's Hosp Proj Ser
         A (AMBAC Insd)                                                                 5.375         11/01/20          1,073,216
 4,000   New York St Mtg Agy Rev Homeowner Mtg Ser 71 (AMT)                             5.400         04/01/29          4,059,840
 4,460   New York St Mtg Agy Rev Homeowner Mtg Ser 79 (AMT)                             5.300         04/01/29          4,511,379
 1,990   New York St Mtg Agy Rev Ser 101 (AMT)                                          5.400         04/01/32          2,022,576
 1,535   New York St Ser C Rfdg                                                         5.000         04/15/17          1,623,124
 2,000   New York St Twy Auth Hwy & Brdg Tr Fd Ser A (FSA Insd)                         5.250         04/01/19          2,134,340
 3,000   New York St Twy Auth Svc Contract Rev Loc Hwy & Brdg
         (Prerefunded @ 4/01/11)                                                        5.250         04/01/15          3,332,910
 2,500   New York St Urban Dev Corp Rev Correctional Fac Ser A Rfdg                     5.500         01/01/14          2,741,625
 1,625   New York St Urban Dev Corp Rev Proj Ctr for Indl Innovation Rfdg               5.500         01/01/13          1,811,875
19,280   New York St Urban Dev Corp Rev St Office South Mall Ser A                          *         01/01/11         13,667,399
 3,570   Niagara, NY Frontier Auth Arpt Buffalo Niagara Intl Arpt Ser A (AMT)
         (MBIA Insd)                                                                    5.625         04/01/29          3,707,052
 4,500   Port Auth NY & NJ Cons 97th Ser (AMT) (FGIC Insd)                              6.650         01/15/23          4,640,265
 1,600   Rensselaer, NY Hsg Auth Multi-Family Rev Mtg Renwyck Pl Ser A                  7.650         01/01/11          1,634,992
 1,480   Rensselaer, NY Hsg Auth Multi-Family Rev Mtg Van Rensselaer Heights
         Ser A                                                                          7.750         01/01/11          1,512,471
 5,445   Triborough Brdg & Tunl Auth NY Rev Gen Purp Ser A                              5.250         01/01/18          5,800,667
 5,000   Triborough Brdg & Tunl Auth NY Rev Gen Purp Ser A                              5.000         01/01/32          4,959,250


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

 2,000   Yonkers, NY Indl Dev Agy Civic Cmnty Dev Ppty Yonkers Inc Ser A                6.625         02/01/26          2,125,540
 1,700   Yonkers, NY Ser A (FGIC Insd)                                                  5.750         10/01/14          1,918,671
                                                                                                                     -------------
                                                                                                                      152,645,480
                                                                                                                     -------------

         PUERTO RICO    7.9%
 5,000   Puerto Rico Comwlth Hwy & Trans Auth Hwy Rev Ser Y (FSA Insd)                  6.250         07/01/21          6,098,750
 2,000   Puerto Rico Pub Bldg Auth Rev Gtd Govt Fac Ser I                               5.250         07/01/33          2,021,480
                                                                                                                     -------------
                                                                                                                        8,120,230
                                                                                                                     -------------

         U. S. VIRGIN ISLANDS    1.0%
 1,000   Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A (ACA Insd)        6.125         10/01/29          1,058,670
                                                                                                                     -------------

TOTAL LONG-TERM INVESTMENTS    156.2%
   (Cost $150,787,698)                                                                                                161,824,380

SHORT-TERM INVESTMENTS    0.3%
   (Cost $300,000)                                                                                                        300,000
                                                                                                                     -------------

TOTAL INVESTMENTS    156.5%
   (Cost $151,087,698)                                                                                                162,124,380

OTHER ASSETS IN EXCESS OF LIABILITIES    1.4%                                                                           1,530,346

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (57.9%)                                                         (60,049,310)
                                                                                                                     -------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                     $103,605,416
                                                                                                                     =============

               Percentages are calculated as a percentage of net assets applicable to common shares.
*              Zero coupon bond

ACA            - American Capital Access
AMBAC          - AMBAC Indemnity Corp.
AMT            - Alternative Minimum Tax
FGIC           - Financial Guaranty Insurance Co.
FSA            - Financial Security Assurance Inc.
MBIA           - Municipal Bond Investors Assurance Corp.
XLCA           - XL Capital Assurance Inc.

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Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Trust For Investment Grade New York Municipals

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 20, 2004

By: /s/ James M. Dykas
    ------------------
Name: James M. Dykas
Title: Principal Financial Officer
Date: September 20, 2004